Segment Reporting, including Geographic Area Data and Major Customers - Operating Segments (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 segment	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting
Operating segments | segment	3	3
Share-based compensation		$ 43,728,000	$ 41,549,000	$ 30,790,000
Litigation, claims, judgments or settlements		21,719,000
Operating income		573,382,000	534,107,000	431,640,000
Nonoperating expenses, net		(112,168,000)	(37,219,000)	(38,711,000)
Income before income taxes and equity in income of equity investments		461,214,000	496,888,000	392,929,000
Net revenue		3,041,876,000	2,499,349,000	2,192,978,000
Add: reimbursable items, interchange and assessment expenses		1,128,201,000	280,192,000	253,899,000
Total revenues		4,170,077,000	2,779,541,000	2,446,877,000
Issuer Solutions
Segment Reporting
Total revenues		1,680,763,000	1,650,029,000	1,454,512,000
Merchant Solutions
Segment Reporting
Total revenues		1,828,469,000	549,135,000	509,679,000
Netspend
Segment Reporting
Total revenues		660,845,000	580,377,000	482,686,000
Operating Segments
Segment Reporting
Adjusted operating income		856,995,000	668,177,000	562,617,000
Net revenue		3,077,574,000	2,528,331,000	2,209,640,000
Revenues before reimbursable items		28.2	26.7	25.7
Operating Segments | Issuer Solutions
Segment Reporting
Adjusted operating income		525,025,000	489,151,000	406,635,000
Net revenue		$ 1,515,462,000	$ 1,473,914,000	$ 1,291,305,000
Operating margin on net revenue		34.60%	33.20%	31.50%
Operating Segments | Merchant Solutions
Segment Reporting
Adjusted operating income		$ 307,595,000	$ 150,225,000	$ 134,872,000
Net revenue		$ 898,533,000	$ 474,040,000	$ 435,649,000
Operating margin on net revenue		34.20%	31.70%	31.00%
Operating Segments | Netspend
Segment Reporting
Adjusted operating income		$ 160,371,000	$ 137,837,000	$ 128,285,000
Net revenue		$ 663,579,000	$ 580,377,000	$ 482,686,000
Operating margin on net revenue		24.20%	23.70%	26.60%
Corporate Administration and Other
Segment Reporting
Acquisition intangible amortization		$ (135,996,000)	$ (109,036,000)	$ (107,175,000)
Segment Reconciling Items
Segment Reporting
TransFirst and NetSpend M&A and integration expenses1		28,176,000		3,217,000
Acquisition intangible amortization		189,990,000	92,521,000	96,970,000
Intersegment Elimination
Segment Reporting
Net revenue		$ (35,698,000)	$ (28,982,000)	$ (16,662,000)